Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

February 28, 2021

EII-QTLY-0421
1.797940.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 2.8%
Verizon Communications, Inc.	2,703,000	$149,476
Entertainment - 1.1%
Cinemark Holdings, Inc. (a)	366,300	8,223
The Walt Disney Co. (b)	259,800	49,113
		57,336
Media - 3.3%
Cogeco Communications, Inc.	206,900	18,708
Comcast Corp. Class A	979,000	51,613
Interpublic Group of Companies, Inc.	2,046,900	53,465
Omnicom Group, Inc.	755,900	51,953
		175,739

TOTAL COMMUNICATION SERVICES		382,551

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.4%
BorgWarner, Inc.	483,100	21,740
Household Durables - 0.5%
Whirlpool Corp.	141,500	26,896
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	1,087,900	61,379
Specialty Retail - 0.9%
Lowe's Companies, Inc.	299,400	47,829
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	167,100	16,703
Tapestry, Inc.	657,100	27,690
		44,393

TOTAL CONSUMER DISCRETIONARY		202,237

CONSUMER STAPLES - 10.9%
Beverages - 2.0%
Keurig Dr. Pepper, Inc.	1,518,800	46,354
The Coca-Cola Co.	1,193,200	58,455
		104,809
Food & Staples Retailing - 0.7%
Kroger Co.	1,074,400	34,606
Food Products - 0.5%
The J.M. Smucker Co.	238,000	26,656
Household Products - 2.3%
Kimberly-Clark Corp.	320,900	41,181
Procter & Gamble Co.	392,300	48,461
Reynolds Consumer Products, Inc.	1,197,300	33,057
		122,699
Personal Products - 1.7%
Unilever PLC sponsored ADR	1,776,700	92,495
Tobacco - 3.7%
Altria Group, Inc.	1,576,000	68,714
British American Tobacco PLC sponsored ADR	830,000	29,100
Imperial Brands PLC	1,163,137	21,601
Philip Morris International, Inc.	896,100	75,290
		194,705

TOTAL CONSUMER STAPLES		575,970

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
BP PLC sponsored ADR	2,128,700	51,962
ConocoPhillips Co.	753,400	39,184
Enterprise Products Partners LP	1,432,300	30,537
Exxon Mobil Corp.	1,862,600	101,270
Suncor Energy, Inc.	1,015,500	20,165
Viper Energy Partners LP	546,000	8,561
		251,679
FINANCIALS - 17.4%
Banks - 6.0%
Bank OZK	576,800	23,776
Citigroup, Inc.	466,900	30,759
Huntington Bancshares, Inc.	2,622,300	40,226
M&T Bank Corp.	399,600	60,316
Wells Fargo & Co.	4,531,908	163,922
		318,999
Capital Markets - 3.2%
Bank of New York Mellon Corp.	1,305,200	55,027
Goldman Sachs Group, Inc.	163,200	52,139
State Street Corp.	835,000	60,763
		167,929
Consumer Finance - 0.6%
Capital One Financial Corp.	268,700	32,295
Insurance - 7.6%
Assurant, Inc.	342,500	42,203
AXA SA	1,313,600	33,035
Chubb Ltd.	452,779	73,613
Fairfax Financial Holdings Ltd. (sub. vtg.)	67,700	27,578
First American Financial Corp.	1,064,600	55,934
Hartford Financial Services Group, Inc.	416,300	21,102
Old Republic International Corp.	2,124,700	41,070
The Travelers Companies, Inc.	751,800	109,387
		403,922

TOTAL FINANCIALS		923,145

HEALTH CARE - 17.7%
Biotechnology - 2.7%
AbbVie, Inc.	967,500	104,238
Amgen, Inc.	172,700	38,844
		143,082
Health Care Providers & Services - 5.0%
Anthem, Inc.	198,200	60,092
Cigna Corp.	314,400	65,993
CVS Health Corp.	787,226	53,634
McKesson Corp.	215,800	36,582
UnitedHealth Group, Inc.	136,300	45,282
		261,583
Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	2,596,800	159,262
GlaxoSmithKline PLC	1,475,000	24,612
Johnson & Johnson	615,266	97,495
Merck & Co., Inc.	1,084,000	78,720
Roche Holding AG (participation certificate)	205,767	67,504
Royalty Pharma PLC	338,300	15,755
Sanofi SA sponsored ADR	1,922,600	88,228
		531,576

TOTAL HEALTH CARE		936,241

INDUSTRIALS - 11.9%
Aerospace & Defense - 3.7%
General Dynamics Corp.	427,700	69,916
L3Harris Technologies, Inc.	153,400	27,905
Northrop Grumman Corp.	144,800	42,232
Raytheon Technologies Corp.	746,630	53,750
		193,803
Building Products - 0.7%
Owens Corning	444,600	36,021
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	41,300	4,580
Electrical Equipment - 1.1%
Hubbell, Inc. Class B	197,600	35,076
Regal Beloit Corp.	178,600	24,409
		59,485
Industrial Conglomerates - 1.9%
3M Co.	298,200	52,203
General Electric Co.	3,949,397	49,525
		101,728
Machinery - 3.4%
Allison Transmission Holdings, Inc.	1,620,500	61,449
ITT, Inc.	412,700	34,246
Otis Worldwide Corp.	849,165	54,100
Stanley Black & Decker, Inc.	182,500	31,908
		181,703
Professional Services - 1.0%
Intertrust NV (c)	1,708,800	27,834
Manpower, Inc.	254,900	24,073
		51,907

TOTAL INDUSTRIALS		629,227

INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 2.0%
Cisco Systems, Inc.	2,395,300	107,477
IT Services - 7.1%
Amdocs Ltd.	1,575,300	119,423
CACI International, Inc. Class A (b)	60,500	13,391
Capgemini SA	409,500	65,787
Fidelity National Information Services, Inc.	319,900	44,146
Fiserv, Inc. (b)	335,800	38,741
Genpact Ltd.	343,100	13,875
IBM Corp.	461,400	54,874
Maximus, Inc.	173,900	14,135
Science Applications International Corp.	139,800	12,041
		376,413
Software - 1.9%
NortonLifeLock, Inc.	678,100	13,230
Open Text Corp.	689,600	30,714
Oracle Corp.	388,900	25,088
SS&C Technologies Holdings, Inc.	483,800	32,066
		101,098
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	444,520	32,525

TOTAL INFORMATION TECHNOLOGY		617,513

MATERIALS - 3.0%
Chemicals - 1.3%
CF Industries Holdings, Inc.	743,100	33,648
DuPont de Nemours, Inc.	526,399	37,016
		70,664
Containers & Packaging - 0.7%
WestRock Co.	790,031	34,437
Metals & Mining - 1.0%
Newmont Corp.	991,300	53,907

TOTAL MATERIALS		159,008

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Corporate Office Properties Trust (SBI)	1,227,400	31,912
Douglas Emmett, Inc.	626,700	20,524
Highwoods Properties, Inc. (SBI)	1,124,100	44,919
Ryman Hospitality Properties, Inc.	203,200	15,705
		113,060
UTILITIES - 7.7%
Electric Utilities - 6.0%
Duke Energy Corp.	1,208,200	103,410
Edison International	975,194	52,651
Entergy Corp.	312,200	27,102
Exelon Corp.	1,282,300	49,497
FirstEnergy Corp.	698,800	23,158
Pinnacle West Capital Corp.	348,700	24,385
Southern Co.	722,600	40,986
		321,189
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	1,133,400	19,551
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	3,545,400	68,923

TOTAL UTILITIES		409,663

TOTAL COMMON STOCKS
(Cost $4,600,466)		5,200,294

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.07% (d)	88,456,709	88,474
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	88,110	88
TOTAL MONEY MARKET FUNDS
(Cost $88,562)		88,562
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $4,689,028)		5,288,856
NET OTHER ASSETS (LIABILITIES) - 0.3%		13,911
NET ASSETS - 100%		$5,302,767

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,834,000 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$26
Fidelity Securities Lending Cash Central Fund	38
Total	$64

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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